Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ 0	₨ 0	₨ (293)
Tax effect on effective portion of change in fair value of cash flow hedges	(117)	(354)	288
Tax effect on Foreign currency translation adjustments	0	48	0
Tax effect on actuarial gains/losses on defined benefit obligations	(4)	69	(12)
Current and deferred tax relating to items credited (charged) directly to equity	₨ (121)	₨ (237)	₨ (17)